RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended	3 Months Ended				6 Months Ended							3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended					12 Months Ended						3 Months Ended				6 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended					3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 GreenHunter Resources, Inc. [Member]		Jun. 30, 2012 GreenHunter Resources, Inc. [Member]		Jun. 30, 2013 GreenHunter Resources, Inc. [Member]		Jun. 30, 2012 GreenHunter Resources, Inc. [Member]		Dec. 31, 2012 GreenHunter Resources, Inc. [Member]	Jun. 30, 2013 GreenHunter Resources, Inc. [Member] Eagle Ford Hunter Triad Hunter and Viking International Resources, Inc. [Member]	Dec. 31, 2012 GreenHunter Resources, Inc. [Member] Eagle Ford Hunter Triad Hunter and Viking International Resources, Inc. [Member]	Jun. 30, 2013 GreenHunter Resources, Inc. [Member] Water disposal charges		Jun. 30, 2012 GreenHunter Resources, Inc. [Member] Water disposal charges		Jun. 30, 2013 GreenHunter Resources, Inc. [Member] Water disposal charges		Jun. 30, 2012 GreenHunter Resources, Inc. [Member] Water disposal charges		Jun. 30, 2013 GreenHunter Resources, Inc. [Member] Equipment Rental Expense [Member]		Jun. 30, 2012 GreenHunter Resources, Inc. [Member] Equipment Rental Expense [Member]		Jun. 30, 2013 GreenHunter Resources, Inc. [Member] Equipment Rental Expense [Member]		Jun. 30, 2012 GreenHunter Resources, Inc. [Member] Equipment Rental Expense [Member]		Jun. 30, 2013 GreenHunter Resources, Inc. [Member] Interest Income from Note Receivable [Member]		Jun. 30, 2012 GreenHunter Resources, Inc. [Member] Interest Income from Note Receivable [Member]		Jun. 30, 2013 GreenHunter Resources, Inc. [Member] Interest Income from Note Receivable [Member]		Jun. 30, 2012 GreenHunter Resources, Inc. [Member] Interest Income from Note Receivable [Member]		Jun. 30, 2013 Pilatus Hunter	Dec. 31, 2012 Pilatus Hunter	Dec. 31, 2011 Pilatus Hunter	Dec. 31, 2010 Pilatus Hunter	Dec. 31, 2012 Pilatus Hunter Rental expenses	Dec. 31, 2011 Pilatus Hunter Rental expenses	Dec. 31, 2010 Pilatus Hunter Rental expenses	Jun. 30, 2013 Pilatus Hunter Airplane Rental Expenses [Member]		Jun. 30, 2012 Pilatus Hunter Airplane Rental Expenses [Member]		Jun. 30, 2013 Pilatus Hunter Airplane Rental Expenses [Member]		Jun. 30, 2012 Pilatus Hunter Airplane Rental Expenses [Member]		Feb. 17, 2012 Green Hunter Energy, Inc.	Dec. 31, 2012 Green Hunter Energy, Inc.	Dec. 13, 2012 Green Hunter Energy, Inc.	Dec. 31, 2012 Green Hunter Energy, Inc. Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2012 Green Hunter Energy, Inc. Rental expenses Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Rental expenses Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Professional services	Dec. 31, 2010 Green Hunter Energy, Inc. Professional services	Oct. 13, 2011 Green Hunter Energy, Inc. Office building purchase	Dec. 31, 2012 Green Hunter Energy, Inc. Water disposal charges Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Water disposal charges Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2010 Green Hunter Energy, Inc. Water disposal charges Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2012 Executive Officer Rental expenses	Dec. 31, 2011 Executive Officer Rental expenses	Jun. 30, 2013 Executive Officer Corporate Apartment Rental [Member]		Jun. 30, 2012 Executive Officer Corporate Apartment Rental [Member]		Jun. 30, 2013 Executive Officer Corporate Apartment Rental [Member]		Jun. 30, 2012 Executive Officer Corporate Apartment Rental [Member]		Jun. 30, 2013 Series C Preferred Stock GreenHunter Resources, Inc. [Member]	Jun. 30, 2012 Series C Preferred Stock GreenHunter Resources, Inc. [Member]	Jun. 30, 2013 Series C Preferred Stock GreenHunter Resources, Inc. [Member]	Jun. 30, 2012 Series C Preferred Stock GreenHunter Resources, Inc. [Member]	Jun. 30, 2013 Prc Williston Llc [Member]	Dec. 31, 2012 Prc Williston Llc [Member]	Dec. 31, 2011 Prc Williston Llc [Member]	Jun. 30, 2013 Prc Williston Llc [Member] Affiliated Entity [Member]	Jun. 30, 2012 Prc Williston Llc [Member] Affiliated Entity [Member]	Jun. 30, 2013 Prc Williston Llc [Member] Affiliated Entity [Member]	Jun. 30, 2012 Prc Williston Llc [Member] Affiliated Entity [Member]	Dec. 31, 2012 Prc Williston Llc [Member] Affiliated Entity [Member]	Dec. 31, 2011 Prc Williston Llc [Member] Affiliated Entity [Member]	Dec. 31, 2010 Prc Williston Llc [Member] Affiliated Entity [Member]
Related Party Transaction
Effective interest rate due to Magnum Hunter																																																																																						3.56%	3.55%	4.50%
Due to Affiliate, Current																																																																															$ 59,871,000	$ 58,966,000	$ 60,173,000	$ 59,900,000		$ 59,900,000		$ 59,000,000
Interest Expense, Related Party																																																																																		615,000	481,000	1,096,000	962,000	2,100,000	2,100,000	2,500,000
Prepaid Expense											55,800	0
Percentage of ownership in related party by member of management																																					100.00%	100.00%	100.00%	100.00%
Related party expenses													589,985	[1]	0	[1]	1,445,510	[1]	0	[1]	98,306	[1]	316,000	[1]	72,783	[1]	631,000	[1]													174,000	463,000	450,000	20,100	[2]	64,125	[2]	67,350	[2]	81,225	[2]						1,000,000	1,300,000	162,000	212,000		2,400,000	0	0	22,500	36,000	0	[3]	4,000	[3]	0	[3]	18,000	[3]
Purchase of office building																																																													1,700,000
Notes payable in connection with related party transaction																																																													1,400,000
Related party monthly rent expense																																																																	4,500
Accounts Payable											546,038	0																																											0	70,000
Embedded Derivative, Fair Value of Embedded Derivative Asset		53,000				53,000				264,000																																												264,000
Revenue from Related Parties																													53,931	[4]	56,611	[4]	107,708	[4]	81,889	[4]																	191,278
Proceeds from Dividends Received																																																																											36,667	55,000	91,667	81,278
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		(208,480)	[4]	(65,280)	[4]	(677,007)	[4]	(121,087)	[4]																																												(1,300,000)
Related Party Transaction Rental Agreement Term	5 years																																																			5 years
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party																																																																																		$ 197,000	$ 299,000	$ 514,000	$ 598,000	$ 1,200,000	$ 2,700,000	$ 5,600,000

[1]	GreenHunter is an entity of which Gary C. Evans, our Chairman and CEO, is the Chairman, a major shareholder and former CEO; and of which Ronald Ormand, our Executive Vice President - Finance and Head of Capital Markets, and our former Chief Financial Officer and a director, is a former director; and of which David Krueger, our former Chief Accounting Officer and Senior Vice President, is the former Chief Financial Officer. Eagle Ford Hunter, Triad Hunter and Viking International Resources, Inc. ("Virco"), wholly-owned subsidiaries of the Company, receive services related to brine water and rental equipment from GreenHunter and affiliated companies White Top Oilfield Construction, LLC and Black Water Services, LLC. The Company believes that such services are provided at competitive market rates and are comparable to, or more attractive than, rates that could be obtained from unaffiliated third party suppliers of such services. Prepaid expenses from GreenHunter were $55,800 and $0 at June 30, 2013 and December 31, 2012, respectively. The Company had net accounts payable to GreenHunter of $546,038 and $0 at June 30, 2013 and December 31, 2012, respectively.
[2]	The Company rented an airplane for business use for certain members of Company management at various times from Pilatus Hunter, LLC, an entity 100% owned by Mr. Evans. Airplane rental expenses are recorded in general and administrative expense.
[3]	During the three and six months ended June 30, 2012, the Company paid rent pertaining to a lease for a corporate apartment from an executive of the Company which was being used by other Company employees. The lease was terminated in May 2012.
[4]	On February 17, 2012, the Company sold its wholly-owned subsidiary, Hunter Disposal to GreenHunter Water, LLC ("GreenHunter Water"), a wholly-owned subsidiary of GreenHunter. The Company recognized an embedded derivative asset resulting from the conversion option on the convertible promissory note it received as partial consideration for the sale. The fair market value of the derivative asset was $53,000, and $264,000 at June 30, 2013 and December 31, 2012, respectively. See "Note - 4 Fair Value of Financial Instruments." The Company has recorded interest income as a result of the note receivable from GreenHunter. Also as a result of this transaction, the Company has an equity method investment in GreenHunter. that is included in derivatives and other long term assets and an available for sale investment in GreenHunter included in investments.